ORGANIZATION	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION
1.	ORGANIZATION
Brookfield Asset Management Ltd. (the “
Manager
”), through its investment in Brookfield Asset Management ULC (“
our asset management business
” or the “
Company
”) is an alternative asset manager. The Manager is listed on the New York and Toronto stock exchanges under the symbol BAM. The Manager was incorporated on July 4, 2022 and its head office is located at Suite 100, Brookfield Place, 181 Bay Street, Toronto, Ontario M5J 2T3 and its registered office is located at 1055 West Georgia Street, 1500 Royal Centre, P.O. Box 11117, Vancouver, British Columbia V6E 4N7.
On December 9, 2022, Brookfield Corporation (the “
Corporation
”) completed the partial
spin-off
of Brookfield Asset Management ULC (the “
Arrangement
”). The Manager was incorporated for the purpose of holding a 25% interest in Brookfield Asset Management ULC and to facilitate the Arrangement. As part of the Arrangement, the Corporation contributed certain indirect wholly owned asset management subsidiaries to Brookfield Asset Management ULC. The contribution of these entities was considered a common control transaction and was measured at historical cost. Further, the Corporation contributed a 25% interest of Brookfield Asset Management ULC to the Manager, and in exchange, the Manager issued securities of the Manager to the Corporation’s existing shareholders on a pro-rata
basis.
The Manager entered into several agreements and arrangements resulting from the Arrangement, among which include:

•
The Asset Management Services Agreement (the “
AMSA
”) under which the Manager provides the services of its employees and its Chief Executive Officer to Brookfield Asset Management ULC which pays the Manager for the services of these individuals on a cost recovery basis such that neither party receives financial gain nor suffers financial loss. Most of the Manager’s employees/executives spend their time discharging their duties as officers and employees of the Manager and towards responsibilities related to Brookfield Asset Management ULC which include investment, corporate and other services. In addition, at the request of Brookfield Asset Management ULC, the Manager may provide options and long term incentive awards to its employees, which will be reimbursed under this agreement. See discussion of the accounting for this agreement in the Operating Recoveries accounting policy in Note 2;

•
The Transitional Services Agreement (the “
TSA
”) pursuant to which (i) Brookfield Asset Management ULC will provide the Corporation and the Manager, on a transitional basis, certain services to support day-to-day
corporate activities (including services relating to finance, treasury, accounting, legal and regulatory, marketing, communications, human resources, internal audit, information technology), and (ii) the Corporation will provide, on a transitional basis, certain services to Brookfield Asset Management ULC to facilitate the orderly transfer of the asset management business. See discussion of the accounting for this agreement in the Related Parties accounting policy in Note 2; and

•
The Relationship Agreement under which certain employee share-based and performance-based compensation costs are recovered from the Corporation. See discussion of the accounting for this agreement in the Operating Recoveries accounting policy in Note 2.

1.	ORGANIZATION
Brookfield Asset Management Ltd. (the “
Manager
”), through its investment in Brookfield Asset Management ULC (“
our asset management business
” or the “
Company
”) is an alternative asset manager. The Manager is listed on the New York and Toronto stock exchanges under the symbol BAM. The Manager was incorporated on July 4, 2022 and its head office is located at Suite 100, Brookfield Place, 181 Bay Street, Toronto, Ontario M5J 2T3 and its registered office is located at 1055 West Georgia Street, 1500 Royal Centre, P.O. Box 11117, Vancouver, British Columbia V6E 4N7.
On December 9, 2022, Brookfield Corporation (the “
Corporation
”) completed the partial
spin-off
of Brookfield Asset Management ULC (the “
Arrangement
”). The Manager was incorporated for the purpose of holding a 25% interest in Brookfield Asset Management ULC and to facilitate the Arrangement. As part of the Arrangement, the Corporation contributed certain indirect wholly owned asset management subsidiaries to Brookfield Asset Management ULC. The contribution of these entities was considered a common control transaction and was measured at historical cost. Further, the Corporation contributed a 25% interest of Brookfield Asset Management ULC to the Manager, and in exchange, the Manager issued securities of the Manager to the Corporation’s existing shareholders on a pro-rata
basis.
The Manager entered into several agreements and arrangements resulting from the Arrangement, among which include:

•
The Asset Management Services Agreement (the “
AMSA
”) under which the Manager provides the services of its employees and its Chief Executive Officer to Brookfield Asset Management ULC which pays the Manager for the services of these individuals on a cost recovery basis such that neither party receives financial gain nor suffers financial loss. Most of the Manager’s employees/executives spend their time discharging their duties as officers and employees of the Manager and towards responsibilities related to Brookfield Asset Management ULC which include investment, corporate and other services. In addition, at the request of Brookfield Asset Management ULC, the Manager may provide options and long term incentive awards to its employees, which will be reimbursed under this agreement. See discussion of the accounting for this agreement in the Other Revenue (Expenses) accounting policy in Note 2;

•
The Transitional Services Agreement (the “
TSA
”) pursuant to which (i) Brookfield Asset Management ULC will provide the Corporation and the Manager, on a transitional basis, certain services to support day-to-day
corporate activities (including services relating to finance, treasury, accounting, legal and regulatory, marketing, communications, human resources, internal audit, information technology), and (ii) the Corporation will provide, on a transitional basis, certain services to Brookfield Asset Management ULC to facilitate the orderly transfer of the asset management business. See discussion of the accounting for this agreement in the Related Parties accounting policy in Note 2; and

•
The Relationship Agreement under which certain employee share-based and performance-based compensation costs are recovered from the Corporation. See discussion of the accounting for this agreement in the Other Revenues (Expenses) accounting policy in Note 2.